Goodwill and Intangible Assets, Acquired Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Acquired Intangible Assets [Abstract]
Aggregate amortization expense	$ 0	$ 8
Core Deposits Intangibles [Member]
Acquired Intangible Assets [Abstract]
Gross Carrying Amount	0	738
Accumulated Amortization	$ 0	$ 738